Aug-06-03 03:23pm From- T-580 P.005/005 F-826

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03026938

CERTNYS

1-31312

NYSE

August 6, 2003

RECD S.E.C.
AUG - 6 2003
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Medco Health Solutions, Inc., Common Stock, par value $0.01 par value and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 3 to Form 10 received on August 5, 2003. Tentative listing date -- August 8, 2003.

Sincerely,

Parvati Madho

PROCESSED
AUG 07 2003
THOMSON FINANCIAL